Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2021
Loans
Loans
end of	2021	2020
Loans (CHF million)
Mortgages [1]	110,533	109,067
Loans collateralized by securities [1]	51,253	51,028
Consumer finance [1]	5,075	4,437
Consumer	166,861	164,532
Real estate	28,529	29,045
Commercial and industrial loans	69,129	74,097
Financial institutions [1]	25,222	22,487
Governments and public institutions	3,323	3,378
Corporate & institutional	126,203	129,007
Gross loans	293,064	293,539
of which held at amortized cost	282,821	282,131
of which held at fair value	10,243	11,408
Net (unearned income)/deferred expenses	(81)	(95)
Allowance for credit losses	(1,297)	(1,536)
Net loans	291,686	291,908
Gross loans by location
Switzerland	167,957	168,589
Foreign	125,107	124,950
Gross loans	293,064	293,539
Impaired loans
Non-performing loans	1,666	1,666
Non-interest-earning loans	298	375
Non-accrual loans	1,964	2,041
Restructured loans	367	313
Potential problem loans	436	843
Other impaired loans	803	1,156
Gross impaired loans [2]	2,767	3,197
1
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

2
As of December 31, 2021 and 2020, CHF 130 million and CHF 180 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Bank
Loans
Loans
end of	2021	2020
Loans (CHF million)
Mortgages [1]	110,533	109,067
Loans collateralized by securities [1]	51,253	51,028
Consumer finance [1]	5,075	4,437
Consumer	166,861	164,532
Real estate	28,529	29,045
Commercial and industrial loans	69,756	74,700
Financial institutions [1]	33,266	30,316
Governments and public institutions	3,323	3,378
Corporate & institutional	134,874	137,439
Gross loans	301,735	301,971
of which held at amortized cost	291,492	290,563
of which held at fair value	10,243	11,408
Net (unearned income)/deferred expenses	(81)	(95)
Allowance for credit losses	(1,296)	(1,535)
Net loans	300,358	300,341
Gross loans by location
Switzerland	175,903	176,312
Foreign	125,832	125,659
Gross loans	301,735	301,971
Impaired loans
Non-performing loans	1,666	1,666
Non-interest-earning loans	286	363
Non-accrual loans	1,952	2,029
Restructured loans	367	313
Potential problem loans	436	843
Other impaired loans	803	1,156
Gross impaired loans [2]	2,755	3,185
1
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

2
As of December 31, 2021 and 2020, CHF 130 million and CHF 180 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.